Financial instruments - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial instruments [Line Items]
Trade and other current receivables	$ 649,055	$ 606,137
Non-current trade receivables	3,295	2,727
Trade and other non-current receivables	3,295	2,727
Trade and other receivables	652,350	608,864
Trade and other receivables
Financial instruments [Line Items]
Current trade receivables	586,136	537,552
Current prepayments	45,271	33,737
Other current receivables	16,179	23,063
Guarantee deposits, current	1,469	11,785
Non-current trade receivables	0	0
Non-current prepayments	0	0
Other non-current receivables	3,295	2,727
Guarantee deposits, non-current	0	0
Trade receivables	586,136	537,552
Prepayments	45,271	33,737
Other Receivables	19,474	25,790
Guarantee deposits	$ 1,469	$ 11,785